Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Basic earnings per common share
Net income attributable to common shareholders		$ 9,656	$ 9,391
Weighted average number of common shares outstanding		1,199	1,214
Basic earnings per common share	[1]	$ 8.05	$ 7.74
Diluted earnings per common share
Net income attributable to common shareholders		$ 9,656	$ 9,391
Dilutive impact of share-based payment options and others	[2]	36	43
Net income attributable to common shareholders (diluted)		$ 9,692	$ 9,434
Weighted average number of common shares outstanding		1,199	1,214
Dilutive impact of share-based payment options and others	[2]	9	11
Weighted average number of diluted common shares outstanding		1,208	1,225
Diluted earnings per common share	[1]	$ 8.02	$ 7.7

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.